Share Capital (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Share Capital Transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2023		1,414	312,742	47,133,328
March 30, 2024	AGA lapsed	—	—	—
May 28, 2024	Allocation of loss 12/31/2023	—	—	—
June 22, 2024	Capital increase AGA 2022	9	—	293,523
June 30, 2024		1,423	312,743	47,426,851